Estimated Fair Value of Financial Instruments (Information about Carrying Amount of Financial Instruments Reported in Consolidated Balance Sheets and Related Market or Fair Value) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2021		Mar. 31, 2021	Sep. 30, 2020
Assets:
Cash and cash equivalents		¥ 1,030,893		¥ 951,242	¥ 1,182,557
Restricted Cash		130,999		128,333
Equity securities	[1]	533,599		540,082
Trading debt securities		2,483		2,654
Available-for-sale debt securities		2,051,245		2,003,917
Held-to-maturity debt securities		113,795		113,790
Other Assets:
Derivative assets		22,007		20,752
Liabilities:
Short-term debt		493,976		307,269
Deposits		2,286,082		2,317,785
Long-term debt		4,351,494		4,416,833
Other Liabilities:
Derivative liabilities		46,584		69,090
Level 1
Assets:
Cash and cash equivalents		1,030,893		951,242
Restricted Cash		130,999		128,333
Installment loans (net of allowance for credit loan losses)		0		0
Equity securities		114,346	[2]	82,039
Trading debt securities		0		0
Available-for-sale debt securities		8,581		6,012
Held-to-maturity debt securities		0		0
Other Assets:
Time deposits		0		0
Derivative assets	[3]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		0		0
Other Liabilities:
Derivative liabilities	[3]	0		0
Level 2
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit loan losses)		171,230		166,410
Equity securities		184,611	[2]	223,016
Trading debt securities		2,483		2,654
Available-for-sale debt securities		1,905,428		1,864,448
Held-to-maturity debt securities		115,875		115,893
Other Assets:
Time deposits		4,435		4,146
Derivative assets	[3]	0		0
Reinsurance recoverables (Investment contracts)		0		0
Liabilities:
Short-term debt		493,976		307,269
Deposits		2,131,750		2,167,449
Policy liabilities and Policy account balances (Investment contracts)		0		0
Long-term debt		1,299,274		1,286,463
Other Liabilities:
Derivative liabilities	[3]	0		0
Level 3
Assets:
Cash and cash equivalents		0		0
Restricted Cash		0		0
Installment loans (net of allowance for credit loan losses)		3,438,976		3,465,151
Equity securities		92,008	[2]	91,410
Trading debt securities		0		0
Available-for-sale debt securities		137,236		133,457
Held-to-maturity debt securities		23,642		23,239
Other Assets:
Time deposits		0		0
Derivative assets	[3]	0		0
Reinsurance recoverables (Investment contracts)		6,907		7,507
Liabilities:
Short-term debt		0		0
Deposits		0		0
Policy liabilities and Policy account balances (Investment contracts)		201,344		196,624
Long-term debt		3,078,067		3,155,888
Other Liabilities:
Derivative liabilities	[3]	0		0
Carrying amount
Assets:
Cash and cash equivalents		1,030,893		951,242
Restricted Cash		130,999		128,333
Installment loans (net of allowance for credit loan losses)		3,616,577		3,613,316
Equity securities		390,965	[2]	396,465
Trading debt securities		2,483		2,654
Available-for-sale debt securities		2,051,245		2,003,917
Held-to-maturity debt securities		113,795		113,790
Other Assets:
Time deposits		4,435		4,146
Derivative assets	[3]	22,007		20,752
Reinsurance recoverables (Investment contracts)		6,758		7,299
Liabilities:
Short-term debt		493,976		307,269
Deposits		2,129,531		2,165,293
Policy liabilities and Policy account balances (Investment contracts)		201,272		196,549
Long-term debt		4,351,494		4,416,833
Other Liabilities:
Derivative liabilities	[3]	46,584		69,090
Estimated fair value
Assets:
Cash and cash equivalents		1,030,893		951,242
Restricted Cash		130,999		128,333
Installment loans (net of allowance for credit loan losses)		3,610,206		3,631,561
Equity securities		390,965	[2]	396,465
Trading debt securities		2,483		2,654
Available-for-sale debt securities		2,051,245		2,003,917
Held-to-maturity debt securities		139,517		139,132
Other Assets:
Time deposits		4,435		4,146
Derivative assets	[3]	22,007		20,752
Reinsurance recoverables (Investment contracts)		6,907		7,507
Liabilities:
Short-term debt		493,976		307,269
Deposits		2,131,750		2,167,449
Policy liabilities and Policy account balances (Investment contracts)		201,344		196,624
Long-term debt		4,377,341		4,442,351
Other Liabilities:
Derivative liabilities	[3]	¥ 46,584		¥ 69,090

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥211,643 million as of March 31, 2021 and September 30, 2021, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥79,089 million as of March 31, 2021 and September 30, 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities, and others were ¥4,940 million and ¥8,552 million as of March 31, 2021 and September 30, 2021, respectively.
[2]	The amount of ¥15,732 million of investment funds measured at net asset value per share is not included.
[3]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 3 “Fair Value Measurements.”